Note 1 - Segment Information - Reportable Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Operating income	$ 2,418,849	$ 4,316,408	$ 2,963,275
Financial income (expense), net	129,056	220,977	(6,040)
Income before equity in earnings of non-consolidated companies and income tax	2,547,905	4,537,385	2,957,235
Equity in earnings of non-consolidated companies	8,548	95,404	208,702
Income before income tax	2,556,453	4,632,789	3,165,937
Net Sales	12,523,934	14,868,860	11,762,526
Tubes [member]
Disclosure of operating segments [line items]
Management view - operating income	2,391,000	4,337,000	2,772,000
Net Sales	11,907,000	14,185,000	11,133,000
Depreciation and amortization	580,000	518,000	588,000
All other segments [member]
Disclosure of operating segments [line items]
Management view - operating income	143,000	129,000	75,000
Net Sales	617,000	684,000	630,000
Depreciation and amortization	53,000	31,000	20,000
Reportable segments [member]
Disclosure of operating segments [line items]
Management view - operating income	2,534,000	4,466,000	2,847,000
Difference in cost of sales	(115,000)	(134,000)	44,000
Differences in depreciation and amortization			2,000
Differences in selling, general and administrative expenses	(3,000)	(7,000)	(4,000)
Differences in other operating income (expenses), net	3,000	(9,000)	74,000
Operating income	2,419,000	4,316,000	2,963,000
Financial income (expense), net	129,000	221,000	(6,000)
Income before equity in earnings of non-consolidated companies and income tax	2,548,000	4,537,000	2,957,000
Equity in earnings of non-consolidated companies	9,000	95,000	209,000
Income before income tax	2,557,000	4,633,000	3,166,000
Net Sales	12,524,000	14,869,000	11,763,000
Depreciation and amortization	$ 633,000	$ 549,000	$ 608,000